Long-term debt - Additional Information (Detail) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Repayment of senior notes	CAD 26	CAD 185
Prepayment of senior notes under asset disposition proceeds		CAD 1,075
Percentage of long-term debt instruments exposed to changes in short-term interest rates	70.00%	70.00%
Letters of credit outstanding	CAD 14	CAD 16
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Senior debt to EBITDA ratio			3
Syndicated credit facility [member]
Disclosure of detailed information about borrowings [line items]
Debt	550
Available borrowing facilities	CAD 410
Debt, maturity date	May 17, 2018
Credit facilities term out period	1 year
Unused borrowings	CAD 157